Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2011
Acquisitions and Divestitures
Acquisitions and Divestitures
(29)	Acquisitions and Divestitures

On March 9, 2011, Hitachi Transport System, Ltd. (Hitachi Transport System), a subsidiary of the Company included in the Others category of segment information, announced its decision to purchase shares of Vantec Corporation (Vantec), through a tender offer to make Vantec its subsidiary. The tender offer price was ¥233,500 per share, which was determined by comprehensively taking into consideration the market price of Vantec's common stock, Vantec's financial condition, future earnings prospects and a valuation of Vantec stock conducted by a third party appraiser. The price included a premium of approximately 93% over the average share price of Vantec's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended March 8, 2011. As a result, Hitachi Transport System purchased 209,550 shares in the tender offer, for ¥48,930 million in the period from March 10, 2011 through April 19, 2011, resulting in an acquisition of 90.12% of the voting rights. Accordingly, Hitachi Transport System obtained control of Vantec and it became a consolidated subsidiary effective April 26, 2011, the settlement date of the tender offer (the acquisition date).

Vantec operates warehousing and transportation related business. Hitachi Transport System made the acquisition to realize synergy in the system logistics and global business and improve the enterprise value of Hitachi Transport System and Vantec.

The following table presents the consideration paid for Vantec and the fair value as of the acquisition date of the noncontrolling interest in Vantec. Due to the limited period of time since the acquisition date, the initial accounting for the business combination is incomplete at this time. As a result, the Company is unable to provide the disclosures related to the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, and the amount of goodwill.

Yen (millions)
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622

52,552

The fair value of the noncontrolling interest in Vantec, a listed entity, is determined by quoted market price and included in Level 1.

On a pro forma basis, the effect on revenue, net income and the per share information of the Company for the year ended March 31, 2011 with assumed acquisition dates for Vantec of April 1, 2010 would not be material.

On November 8, 2010, Hitachi Medical Corporation (Hitachi Medical), a subsidiary of the Company in the Electronic Systems & Equipment segment, announced its decision to purchase additional shares of Aloka Co., Ltd. (Aloka), through a tender offer to make Aloka its subsidiary. The tender offer price was ¥1,075 per share, which was determined by comprehensively taking into consideration the market price of Aloka's common stock, Aloka's financial condition, future earnings prospects and a valuation of Aloka stock conducted by a third party appraiser.

As a result, Hitachi Medical purchased 23,157,518 shares in the tender offer, for ¥24,894 million in the period from November 9, 2010 through December 27, 2010, resulting in a 84.65% increase of Hitachi Medical's ownership from 12.79% to 97.45%. Accordingly, Hitachi Medical obtained control of Aloka and it became a consolidated subsidiary effective January 5, 2011, the settlement date of the tender offer (the acquisition date). Further, Hitachi Medical converted Aloka into its wholly owned subsidiary through a share exchange effective March 3, 2011, and Aloka was subsequently renamed Hitachi Aloka Medical, Ltd. effective April 1, 2011.

Aloka manufactures and sells medical instruments, general-purpose analysis devices and medical analysis devices. Hitachi Medical made the acquisition to strengthen its diagnostic ultrasound device businesses and increase its corporate value.

This business combination was accounted for as a bargain purchase because the consideration paid for was less than the fair value of Aloka's net assets.

The following table summarizes the consideration paid for Aloka, the assets acquired and liabilities assumed and recognized as of the acquisition, as well as the fair value as of the acquisition date of the noncontrolling interest in Aloka.

Yen (millions)
Current assets	43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets	1,811

54,742

Current liabilities	(13,740)
Non-current liabilities	(2,987)

(16,727)

Gain on the bargain purchase	(8,684)

Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)

(29,331)

The acquired intangible assets include patents and brands.

The Company recognized a gain of ¥1,224 million as a result of remeasuring its equity interest in Aloka held before the business combination at the acquisition date fair value. The gain is included in other income in the Company's consolidated statement of operations for the year ended March 31, 2011.

The fair value of both the equity interest held in Aloka before the business combination and the fair value of the noncontrolling interest in Aloka, a listed entity, are determined by quoted market price and included in Level 1.

The results of operations of Aloka for the period from the acquisition date to March 31, 2011 were not material.

On a pro forma basis, revenue, net income (loss) and the per share information of the Company with assumed acquisition dates for Aloka of April 1, 2010 and 2009 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the years ended March 31, 2011 and 2010.

On March 7, 2011, the Company announced that it had entered into a definitive agreement to transfer its Hard Disc Drive business, in the Components & Devices segment, to Western Digital Corporation (WD). The Company will sell all shares of Hitachi Global Storage Technologies' holding company, Viviti Technologies Ltd. to WD in a cash and stock transaction valued at approximately US$4.3 billion. Under the terms, the Company will own approximately 10 percent of WD shares and hold two seats on WD's board of directors. The transaction is expected to close during the year ending March 31, 2012. The closing of the transaction is dependent upon progress of various multi jurisdictional regulatory reviews over this business combination.

On March 30, 2010, Hitachi Construction Machinery Co., Ltd. (Hitachi Construction Machinery), a subsidiary of the Company in the Construction Machinery segment, agreed with Tata Motors Limited to purchase an additional 20% interest in Telco Construction Equipment Co., Ltd. (Telcon). As a result, Hitachi Construction Machinery purchased a total of 20,000,000 shares for ¥23,704 million on March 30, 2010, resulting in the percentage of Hitachi Construction Machinery's ownership interests in Telcon increasing from 40.0% to 60.0%. Accordingly, Hitachi Construction Machinery obtained control over Telcon and it became a consolidated subsidiary effective March 30, 2010 (the acquisition date).

Telcon manufactures and sells major construction machinery including hydraulic excavators, backhoe loaders and wheel loaders. Hitachi Construction Machinery decided to purchase an additional 20% interest to obtain a strong lead in the India market, which is expected to grow significantly.

The following table summarizes the consideration paid for Telcon, the assets acquired and liabilities assumed and recognized as of the acquisition, as well as the fair value as of the acquisition date of the noncontrolling interest in Telcon.

Yen (millions)
(As adjusted)
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981

117,004

Current liabilities	(35,105)
Non-current liabilities	(14,095)

(49,200)

Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)

(67,804)

The following table shows the acquired intangible assets subject to amortization and not subject to amortization.

	Yen (millions)	Weighted average amortization Period (year)
The acquired intangible assets subject to amortization
Customer contracts and relationships	19,509	25
Dealer network	4,339	15
Technical know-how	3,056	6
Favorable lease agreements	1,027	5

	27,931

The acquired intangible assets not subject to amortization
Brands	9,439	—

	37,370

Since the evaluation of the fair values of the assets and liabilities was completed during the year ended March 31, 2011, the Company retrospectively adjusted the provisional amounts as of the acquisition date. As a result, the amounts of other intangible assets and related deferred tax liability, which is included in other liabilities, increased by ¥37,370 million and ¥12,702 million, respectively, whereas goodwill decreased by ¥24,668 million in the consolidated balance sheet as of March 31, 2010.

The Company recognized a gain of ¥14,923 million as a result of remeasuring to fair value its 40% equity interest in Telcon held before the business combination. The gain is included in other deductions in the Company's consolidated statement of operations for the year ended March 31, 2010.

The fair value of both the equity interest held before the business combination and the noncontrolling interest in Telcon, a private entity, were estimated by applying the income approach. These fair value measurements are based on significant inputs that are not observable in the market and thus represent Level 3 measurements. Key inputs include business forecasts, market trends, assumptions of projected business plans and adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Telcon.

The results of operations of Telcon for the period from the acquisition date to March 31, 2010 were not material.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition dates for Telcon of April 1, 2009 and 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the years ended March 31, 2010 and 2009.

On January 14, 2009, the Company announced its decision to purchase additional shares of Hitachi Kokusai Electric Inc. (Hitachi Kokusai Electric), an equity method affiliate, through a tender offer to make Hitachi Kokusai Electric its subsidiary for the purpose of establishing a stable equity-based relationship and strengthening the cooperative relationship in the fields of communications and video, and broadcasting systems businesses. Hitachi Kokusai Electric's Board of Directors resolved to approve the tender offer at the meeting held on the same day. The price of the tender offer was ¥780 per share, which was determined by comprehensively taking into consideration the market price of Hitachi Kokusai Electric's common stock, Hitachi Kokusai Electric's financial condition, future earnings prospects and a valuation of Hitachi Kokusai Electric stock conducted by a third party appraiser. The price included a premium of approximately 77% over the average share price of Hitachi Kokusai Electric's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended January 13, 2009. As a result, the Company purchased 13,406,000 shares, the upper limit for the number of shares in the tender offer, for ¥10,456 million in the period from January 26, 2009 through March 11, 2009, resulting in the Company's ownership increasing from 38.8% to 51.6%. Accordingly, the Company obtained control over Hitachi Kokusai Electric and it became a consolidated subsidiary of the Company. Therefore, the Company has consolidated Hitachi Kokusai Electric as of March 31, 2009 in the consolidated balance sheet. The results of operations of Hitachi Kokusai Electric for the period from the acquisition date to March 31, 2009 were not material.

Accordingly, the results of operations of Hitachi Kokusai Electric have been consolidated since the year beginning April 1, 2009.

As a result of the purchase price allocation, the Company did not recognize any goodwill.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition date for Hitachi Kokusai Electric of April 1, 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the year ended March 31, 2009.

On January 14, 2009, the Company also announced its decision to purchase additional shares of Hitachi Koki Co., Ltd. (Hitachi Koki), an equity method affiliate, through a tender offer to make Hitachi Koki its subsidiary for the purpose of establishing a stable equity-based relationship and strengthening the cooperative relationship in business expansion on a global scale and research and development into lithium-ion battery-operated products. Hitachi Koki's Board of Directors resolved to approve the tender offer at the meeting held on the same day. The price of the tender offer was ¥1,300 per share, which was determined by comprehensively taking into consideration the market price of Hitachi Koki's common stock, Hitachi Koki's financial condition, future earnings prospects and a valuation of Hitachi Koki stockconducted by a third party appraiser. The price included a premium of approximately 77% over the average share price of Hitachi Koki's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended January 13, 2009. As a result, the Company purchased 12,473,000 shares, the upper limit for the number of shares in the tender offer, for ¥16,214 million in the period from January 26, 2009 through March 9, 2009, resulting in the Company's ownership increasing from 38.9% to 51.2%. Accordingly, the Company obtained control over Hitachi Koki and it became a consolidated subsidiary of the Company. Therefore, the Company has consolidated Hitachi Koki as of March 31, 2009 in the consolidated balance sheet. The results of operations of Hitachi Koki for the period from the acquisition date to March 31, 2009 were not material. Accordingly, the results of operations of Hitachi Koki have been consolidated since the year beginning April 1, 2009.

As a result of the purchase price allocation, the Company did not recognize any goodwill.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition date for Hitachi Koki of April 1, 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the year ended March 31, 2009.